Stock Options, Stock Appreciation Rights and Warrants (Details Textual 2) - USD ($)			1 Months Ended	6 Months Ended		12 Months Ended
	Apr. 13, 2017	Oct. 14, 2016	Jun. 24, 2014	Jun. 30, 2017	Jun. 30, 2016	Dec. 31, 2016	Dec. 31, 2015	Jun. 23, 2014
Stock Options, Stock Appreciation Rights and Warrants (Textual)
Stock option expense				$ 270	$ 270	$ 292,463	$ 3,115,190
Unrecognized compensation costs				$ 270		$ 540
Class of warrant or right, outstanding				6,422,124		6,422,124
Number of warrants exercisable								349,397
Proceeds from sale of common stock			$ 916,540	$ 283,078	$ 529,000	$ 769,000	$ 1,484,700
Warrants issued and outstanding				6,422,124		6,422,124
Proceeds from warrant exercises			$ 916,540,000
Warrants [Member]
Stock Options, Stock Appreciation Rights and Warrants (Textual)
Number of common stock shares to be purchased under rights						6,572,124
Common share exercise price, per share		$ 0.50
Expiration date		Dec. 31, 2017				Dec. 31, 2017
Warrants issued		150,000
Percentage of market price		80.00%
Number of shares, exercised			650,603
Warrants [Member] | Exercise Price 5.00 [Member]
Stock Options, Stock Appreciation Rights and Warrants (Textual)
Number of warrants exercisable				3,211,062		3,211,062
Percentage of exercise price on closing price				5.00%
Exercise price of warrants				$ 5.00		$ 5.00
Warrants [Member] | Exercise Price 10.00 [Member]
Stock Options, Stock Appreciation Rights and Warrants (Textual)
Number of warrants exercisable				3,211,062		3,211,062
Percentage of exercise price on closing price				10.00%
Exercise price of warrants				$ 10.00		$ 10.00
Warrants [Member] | Investor [Member]
Stock Options, Stock Appreciation Rights and Warrants (Textual)
Issuance of restricted common stock for cash, shares			362,308
Number of warrants exercisable			1,000,000
Common share exercise price, per share			$ 1.00
Percentage of exercise price on closing price			80.00%
Expiration date			Jun. 23, 2016
Warrants [Member] | Accredited investor [Member]
Stock Options, Stock Appreciation Rights and Warrants (Textual)
Warrants issued	100,000
Convertible debt, fair value disclosures	$ 100,000
Warrant expiration date	Dec. 31, 2017